Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 24,180
Ending balance	23,586	$ 24,180
Gross carrying amount [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	30,689	29,106
Additions	990	1,570
Sales, retirements and other movements	(392)	(224)
Currency translation differences	(192)	237
Ending balance	31,095	30,689
Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Currency translation differences	(108)	178
Beginning balance	6,509	5,139
Charge for the year	1,468	1,569
Sales, retirements and other movements	(360)	(377)
Ending balance	7,509	6,509
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	13,662
Ending balance	13,716	13,662
Goodwill [Member] | Gross carrying amount [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,154	13,592
Additions	331	784
Sales, retirements and other movements	(75)	(261)
Currency translation differences	(72)	39
Ending balance	14,338	14,154
Goodwill [Member] | Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Currency translation differences	(22)	23
Beginning balance	492	605
Charge for the year	173
Sales, retirements and other movements	(21)	(136)
Ending balance	622	492
LNG Off Take and Sales Contracts [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,997
Ending balance	7,072	7,997
LNG Off Take and Sales Contracts [Member] | Gross carrying amount [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	10,429	10,429
Sales, retirements and other movements	(64)
Ending balance	10,365	10,429
LNG Off Take and Sales Contracts [Member] | Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,432	1,475
Charge for the year	925	957
Sales, retirements and other movements	(64)
Ending balance	3,293	2,432
Other Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,521
Ending balance	2,798	2,521
Other Intangible Assets [Member] | Gross carrying amount [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,106	5,085
Additions	659	786
Sales, retirements and other movements	(253)	37
Currency translation differences	(120)	198
Ending balance	6,392	6,106
Other Intangible Assets [Member] | Depreciation, Depletion and Amortization, Including Impairments [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Currency translation differences	(86)	155
Beginning balance	3,585	3,059
Charge for the year	370	612
Sales, retirements and other movements	(275)	(241)
Ending balance	$ 3,594	$ 3,585